SCHWAB ADVISOR CHOICE VARIABLE ANNUITY OF GWLANY

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

489 Fifth Avenue, 28th Floor

New York, New York 10017

May 2, 2019

VIA EDGAR

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

Re.: Great-West Life & Annuity Insurance Company of New York

 Variable Annuity-1 Series Account

 Certification Pursuant to Rule 497(j) under the Securities Act of 1933

 File Nos. 333-194100; 811-08183

Ladies and Gentlemen:

In lieu of filing the form of the prospectus and Statement of Additional Information for Variable Annuity-1 Series Account (the “Account”) pursuant to paragraph (c) of Rule 497 under the Securities Act of 1933, the Account hereby certifies:

1.

the form of the prospectus and Statement of Additional Information that would have been filed under paragraph (c) of Rule 497 does not differ from that contained in Post Effective Amendment No. 10 to the Account’s registration statement on Form N-4, the most recent amendment to the Account’s registration statement; and

2.

the text of Post Effective Amendment No. 10 to the Account’s registration statement on Form N-4, the most recent amendment to the Account’s registration statement, has been filed with the Securities and Exchange Commission electronically via EDGAR transmission, on April 25, 2019.

If you should have any questions regarding the foregoing filing, please do not hesitate to contact me at 303-737-2660.

Sincerely,

Variable Annuity-1 Series Account of

Great-West Life & Annuity Insurance Company of New York

(Registrant)

/s/ Kirsty M. Lieberman

Kirsty M. Lieberman, Senior Counsel